Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14 — SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ CODM are Ms. Wang, the Chairwoman of the Board of Directors and Mr. Hu, CEO.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries has determined that it has two operating segments: (i) educational content services and other services. (ii) IT related solution services.

The following table presents revenue by segments for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended June 30, 2024
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	198,709,821	10,593,209	209,303,030
Cost of revenue and related tax	(163,614,028)	(4,031,994)	(167,646,023)
Gross profit	35,095,793	6,561,214	41,657,007
Depreciation and amortization	150,943	—	150,943
Net income	26,225,631	1,398,087	27,623,718

	For the Six Months Ended June 30, 2025
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	2,716,933	4,957,064	7,673,997
Cost of revenue and related tax	(2,476,181)	(3,675,973)	(6,152,154)
Gross profit	240,752	1,281,091	1,521,843
Depreciation and amortization	250,520	—	250,520
Net loss	(1,839,227)	(7,060,868)	(8,900,095)
	December 31, 2024	June 30, 2025
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	955,974	2,328,617
Educational content service and other services	—	—
Total	955,974	2,328,617

Substantially the majority of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.